Tax charge	6 Months Ended
Jun. 30, 2018
Tax charge
Tax charge

B4     Tax charge

(a)     Total tax charge by nature of expense

The total tax charge in the income statement is as follows:

	2018 £m			2017 £m
	Current	Deferred	Half year	Half year
Tax charge	tax	tax	Total	Total
Attributable to shareholders:
Asia operations	(90)	(49)	(139)	(144)
US operations	—	(216)	(216)	(46)
UK and Europe	(43)	17	(26)	(150)
Other operations	43	(6)	37	31
Tax charge attributable to shareholders' returns	(90)	(254)	(344)	(309)
Attributable to policyholders:
Asia operations	(47)	4	(43)	(131)
UK and Europe	(64)	74	10	(262)
Tax (charge) credit attributable to policyholders' returns	(111)	78	(33)	(393)
Total tax charge	(201)	(176)	(377)	(702)

The principal reason for the increase in the tax charge attributable to shareholders’ returns is an increase in the proportion of profits arising in US operations, offset by decreases in the proportion of profits arising in UK and Europe. The principal reason for the decrease in the tax charge attributable to policyholders’ returns is a decrease in the deferred tax liabilities on unrealised gains on investments in the with profits funds of the UK and Europe compared to the first half of 2017 and an increase in deferred tax liabilities on policyholder reserves reflecting growth in Asia.

The current tax charge of £201 million (half year 2017: £427 million) includes £28 million (half year 2017: £37 million) in respect of the tax charge for the Hong Kong operation. The Hong Kong current tax charge is calculated as 16.5 per cent for all periods on either (i) 5 per cent of the net insurance premium or (ii) the estimated assessable profits, depending on the nature of the business written.

(b)     Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rates reflect the corporation tax rates that are expected to apply to the taxable profit of the relevant business. Where there are profits of more than one jurisdiction the expected tax rates reflect the corporation tax rates weighted by reference to the amount of profit contributing to the aggregate business result.

	Half year 2018 £m
					Total
	Asia	US	UK and	Other	attributable to	Percentage impact
	operations	operations	Europe	operations*	shareholders	on ETR
Operating profit (loss) based on longer-term investment returns	1,016	1,002	778	(391)	2,405
Non-operating (loss) profit	(338)	184	(635)	84	(705)
Profit (loss) before tax	678	1,186	143	(307)	1,700
Expected tax rate	22%	21%	19%	19%	22%
Tax at the expected rate	149	249	27	(58)	367	21.6%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(11)	(5)	(1)	(3)	(20)	(1.2)%
Deductions not allowable for tax purposes	23	1	1	1	26	1.5%
Items related to taxation of life insurance businessesnote (i)	(2)	(34)	1	—	(35)	(2.1)%
Deferred tax adjustments	(9)	—	—	(8)	(17)	(1.0)%
Effect of results of joint ventures and associatesnote (ii)	(20)	—	(2)	—	(22)	(1.3)%
Irrecoverable withholding taxesnote (iii)	—	—	—	26	26	1.5%
Other	—	2	1	2	5	0.4%
Total	(19)	(36)	—	18	(37)	(2.2)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	3	(1)	3	6	0.4%
Movements in provisions for open tax mattersnote (iv)	8	—	—	—	8	0.4%
Total	9	3	(1)	3	14	0.8%

Total actual tax charge (credit)	139	216	26	(37)	344	20.2%
Analysed into:
Tax on operating profit based on longer-term investment returns	151	177	150	(49)	429
Tax on non-operating profit	(12)	39	(124)	12	(85)
Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	15%	18%	19%	13%	18%
Excluding non-recurring tax reconciling items	14%	17%	19%	13%	17%
Total profit	21%	18%	18%	12%	20%

*  Other operations include restructuring costs.

Notes

(i)	Items related to taxation of life insurance businesses

The £34 million (half  year 2017: £85 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. The reduction from half year 2017 is a result of the US tax reform changes, which took effect from 1 January 2018. The principal reason for the reduction in the Asia operations reconciling items from £43 million at half year 2017 to £2 million at half year 2018 reflects non-operating investment losses in Hong Kong which do not attract tax relief due to the taxable profit being computed as 5 per cent of net insurance premiums.

(ii)	Effects of results of joint ventures and associates

Profit before tax includes Prudential’s share of profits after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item in the table above.

(iii)	Irrecoverable withholding taxes

The £26 million (half year 2017: £29 million) adverse reconciling items reflects local withholding taxes on dividends paid by certain non-UK subsidiaries, principally Indonesia, to the UK. The dividends are exempt from UK tax and consequently the withholding tax cannot be offset against UK tax payments.

(iv)	Movements in provisions for open tax matters

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group’s submitted tax returns.  The statement of financial position contains the following provisions in relation to open tax matters:

£m
At 31 December 2017	(139)
Movements in the current period included in:
Tax charge attributable to shareholders	(8)
Other movements*	(2)
At 30 June 2018	(149)

*  Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

	Half year 2017 £m**
					Total
	Asia	US	UK and	Other	attributable to	Percentage
	operations	operations	Europe	operations*	shareholders	impact on ETR
Operating profit (loss) based on longer-term investment returns	953	1,073	745	(413)	2,358
Non-operating profit (loss)	98	(782)	42	98	(544)
Profit (loss) before tax	1,051	291	787	(315)	1,814
Expected tax rate	20%	35%	19%	19%	22%
Tax at the expected rate	210	102	150	(60)	402	22.2%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(19)	(10)	—	(2)	(31)	(1.7)%
Deductions not allowable for tax purposes	9	—	6	3	18	1.0%
Items related to taxation of life insurance businesses	(43)	(85)	(2)	—	(130)	(7.2)%
Deferred tax adjustments	4	—	(1)	—	3	0.2%
Effect of results of joint ventures and associates	(19)	—	(1)	—	(20)	(1.1)%
Irrecoverable withholding taxes	—	—	—	29	29	1.6%
Other	3	4	4	(1)	10	0.5%
Total	(65)	(91)	6	29	(121)	(6.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	—	10	(6)	—	4	0.2%
Movements in provisions for open tax matters	7	25	—	—	32	1.7%
Cumulative exchange gains on the sold Korea life business recycled from other comprehensive income	(8)	—	—	—	(8)	(0.4)%
Total	(1)	35	(6)	—	28	1.5%

Total actual tax charge (credit)	144	46	150	(31)	309	17.0%
Analysed into:
Tax on operating profit based on longer-term investment returns	152	321	140	(50)	563
Tax on non-operating profit	(8)	(275)	10	19	(254)
Actual tax rate:
Operating profit based on longer-term investment returns
Including non-recurring tax reconciling items	16%	30%	19%	12%	24%
Excluding non-recurring tax reconciling items	15%	27%	20%	12%	22%
Total profit	14%	16%	19%	10%	17%

*  Other operations include restructuring costs.

** The half year 2017 comparative results have been re-presented from those previously published to reflect the Group’s current operating segments.